Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 65,380,409
Depreciation expense	$ 486,369	14,415,980	$ 12,905,830	$ 12,903,772
Impairment losses	2,977	88,231	91,247	64,996
Ending balance	$ 2,105,198	62,398,065	65,380,409
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		126,411,120	121,250,195	115,263,668
Additions		11,738,083	15,247,544	14,009,988
Disposals		(3,682,028)	(8,002,474)	(7,684,033)
Transfers		0	(670,656)	0
Exchange differences, net		(314,634)	(1,413,489)	(339,428)
Ending balance		134,152,541	126,411,120	121,250,195
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		61,030,711	56,944,587	51,742,997
Depreciation expense		14,415,980	12,905,830	12,903,772
Impairment losses		88,231	91,247	64,996
Disposals		(3,614,591)	(7,902,525)	(7,600,984)
Transfers		0	(284,613)	0
Exchange differences, net		(165,855)	(723,815)	(166,194)
Ending balance		71,754,476	61,030,711	56,944,587
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,903,192
Ending balance		2,903,192	2,903,192
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,903,192	2,903,192	2,903,192
Additions		0	0	0
Disposals		0	0	0
Transfers		0	0	0
Exchange differences, net		0	0	0
Ending balance		2,903,192	2,903,192	2,903,192
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,939,679
Ending balance		21,859,531	19,939,679
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32,523,010	30,952,914	22,789,352
Additions		1,376,617	1,445,512	1,423,338
Disposals		0	(83,778)	0
Transfers		2,422,828	428,540	6,798,051
Exchange differences, net		(51,686)	(220,178)	(57,827)
Ending balance		36,270,769	32,523,010	30,952,914
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,583,331	11,288,984	9,636,672
Depreciation expense		1,841,411	1,715,407	1,665,873
Impairment losses		0	0	0
Disposals		0	(83,778)	0
Transfers		0	(278,570)	0
Exchange differences, net		(13,504)	(58,712)	(13,561)
Ending balance		14,411,238	12,583,331	11,288,984
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32,145,342
Ending balance		30,536,886	32,145,342
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		75,575,254	74,384,223	71,922,606
Additions		6,938,086	7,815,011	7,675,210
Disposals		(3,217,594)	(7,204,489)	(7,055,018)
Transfers		2,562,020	1,542,650	2,074,177
Exchange differences, net		(198,414)	(962,141)	(232,752)
Ending balance		81,659,352	75,575,254	74,384,223
Machinery and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		43,429,912	41,253,466	38,233,303
Depreciation expense		10,936,614	9,849,149	10,086,128
Impairment losses		78,468	72,655	46,198
Disposals		(3,179,598)	(7,155,398)	(6,977,590)
Transfers		(8,178)	3,407	966
Exchange differences, net		(134,752)	(593,367)	(135,539)
Ending balance		51,122,466	43,429,912	41,253,466
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,674,862
Ending balance		4,691,122	4,674,862
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,692,330	8,900,324	7,629,873
Additions		1,236,677	1,283,475	1,192,144
Disposals		(464,434)	(713,787)	(629,015)
Transfers		475,464	342,751	737,087
Exchange differences, net		(28,143)	(120,433)	(29,765)
Ending balance		10,911,894	9,692,330	8,900,324
Other equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,017,468	4,402,137	3,873,022
Depreciation expense		1,637,955	1,341,274	1,151,771
Impairment losses		9,763	18,592	18,798
Disposals		(434,993)	(663,349)	(623,394)
Transfers		8,178	(9,450)	(966)
Exchange differences, net		(17,599)	(71,736)	(17,094)
Ending balance		6,220,772	5,017,468	4,402,137
Construction in progress and equipment awaiting for inspection [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,717,334
Ending balance		2,407,334	5,717,334
Construction in progress and equipment awaiting for inspection [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,717,334	4,109,542	10,018,645
Additions		2,186,703	4,703,546	3,719,296
Disposals		0	(420)	0
Transfers		(5,460,312)	(2,984,597)	(9,609,315)
Exchange differences, net		(36,391)	(110,737)	(19,084)
Ending balance		$ 2,407,334	$ 5,717,334	$ 4,109,542